Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity	Equity
Common Stock

At the time of the Demerger, the Company had two classes of common stock: Class A Common Stock and Class B Common Stock. Both classes had a par value of $0.01 per share. Each share of Class A Common Stock was entitled to one vote per share. Each share of Class B Common Stock was entitled to one-tenth of one vote per share. Except for voting rights, the Company’s Class A Common Stock and Class B Common Stock had the same dividend rights, were equal in all other respects, and were otherwise treated as if they were one class of shares. On June 9, 2022, our shareholders approved the Third Amended and Restated Certificate of Incorporation, which amended and restated the Second Amended and Restated Certificate of Incorporation to eliminate the Class B Common Stock. At December 31, 2021, the Company was authorized to issue up to 900 million shares of Class A Common Stock and 100 million shares of Class B Common Stock. At December 31, 2022, the Company was authorized to issue up to 1 billion shares of common stock (formerly known as the Class A Common Stock at December 31, 2021).

Stock Split

On September 9, 2021, the Company effected a 104,960.3836276-for-1 stock split of its Class A Common Stock and Class B Common Stock by way of a reclassification of its Class A Common Stock and Class B Common Stock. The incremental par value of the newly issued shares was recorded with the offset to additional paid-in capital. All share and earnings per share information presented herein have been retroactively adjusted to reflect the stock split.

Share Repurchase and Common Stock Conversion

On November 8, 2021, our Board of Directors authorized a share repurchase program of our Class A Common Stock of $300 million. On February 28, 2022, our Board of Directors authorized an increase of $300 million in our existing authorization to repurchase shares of our outstanding Class A Common Stock as part of the Company's share repurchase program.

On December 13, 2021, we repurchased 2,242,516 shares of our Class A Common Stock from Prudential and 1,134,767 shares of our Class A Common Stock from Athene. The price per share in the repurchase was $37.01. On December 13, 2021, Athene converted a total of 725,623 shares of its Class B Common Stock to Class A Common Stock on a one-for-one basis. On February 1, 2022, Athene converted the remaining 638,861 shares of its Class B Common Stock to Class A Common Stock on a one-for-one basis.

On March 12, 2022, we repurchased 750,000 shares of our Class A Common Stock from Athene. The price per share in the repurchase was $37.89.

On February 27, 2023, our Board of Directors authorized an increase of $450 million in our existing authorization to repurchase shares of our outstanding common stock as part of the Company's share repurchase program. As of February 22, 2023, the Company had remaining authorization to purchase $90 million of its common shares. The Company expects to repurchase shares from time to time in the open market or in privately negotiated transactions. The timing, form and amount of the share repurchases under the program are at the discretion of management and will depend on a variety of factors, including funds available at the parent company, other potential uses for such funds, market conditions, the Company's capital position, legal requirements and other factors. The repurchase program may be modified, extended or terminated by the Board at any time. It does not have an expiration date. There can be no assurance that we will continue share repurchases or approve any increase to, or approve any new, stock repurchase program, or as to the amount of any repurchases made pursuant to such programs.

The following table represents share repurchase activities as part of this share repurchase program:

	Number of Shares Repurchased	Total Payments (in millions)	Average Price Paid Per Share
Period
2021 (October 1 - December 31)	5,778,649	$211	$36.51
Total 2021	5,778,649	211	36.51
2022 (January 1 - March 31)	3,433,610	140	40.84
2022 (April 1 - June 30)	1,870,854	66	35.15
2022 (July 1 - September 30)	1,200,000	39	32.75
2022 (October 1 - December 31)	1,142,105	38	33.33
Total 2022	7,646,569	283	37.05
2023 (January 1 - February 22)	409,037	$16	$39.56
The following table represents changes in the balance of common stock outstanding:

	Common Stock	Treasury Stock		Total Common Stock Outstanding
Shares at December 31, 2020	94,464,343	—		94,464,343
Shares repurchased under repurchase program	—	(5,778,649)		(5,778,649)
Shares at December 31, 2021	94,464,343	(5,778,649)		88,685,694
Share-based compensation programs	10,568	1,640,405	(1)	1,650,973
Shares repurchased under repurchase program	—	(7,646,569)		(7,646,569)
Shares at December 31, 2022	94,474,911	(11,784,813)		82,690,098

(1) Represents net shares issued from treasury stock pursuant to the Company’s share-based compensation programs.

Dividends to Shareholders

Any declaration of cash dividends will be at the discretion of JFI’s Board of Directors and will depend on our financial condition, earnings, liquidity and capital requirements, regulatory constraints, level of indebtedness, contractual restrictions with respect to paying cash dividends, restrictions imposed by Delaware law, general business conditions and any other factors that JFI’s Board of Directors deems relevant in making any such determination. Therefore, there can be no assurance that we will pay any cash dividends to holders of our common stock or as to the amount of any such cash dividend.

The following table presents declaration date, record date, payment date and dividends paid per share of JFI’s common stock:

	Declaration Date	Record Date	Payment Date	Dividends Paid Per Share
Quarter Ended
03/31/2022	February 28, 2022	March 14, 2022	March 23, 2022	0.55
06/30/2022	May 9, 2022	June 2, 2022	June 16, 2022	0.55
09/30/2022	August 8, 2022	September 1, 2022	September 15, 2022	0.55
12/31/2022	November 7, 2022	December 1, 2022	December 15, 2022	0.55
Quarter Ended
12/31/2021	November 8, 2021	November 19, 2021	December 9, 2021	0.50

There were no dividends declared or paid to the Company’s shareholders for the year ended December 31, 2020.

Dividend equivalents are generally accrued on restricted share units and performance share units outstanding as of the record date. Dividend equivalents on restricted share units and performance share units that are ultimately payable in cash are recognized as compensation expense while those that are ultimately payable in shares are recognized as dividends.

Cumulative Effect of Changes in Accounting Principles

On January 1, 2023, the Company adopted LDTI resulting in a decrease in total equity of $3.0 billion as of the transition date of January 1, 2021, comprised of a reduction in accumulated other comprehensive income (“AOCI”) of $0.4 billion and a reduction in retained earnings of $2.6 billion.

In 2020, the Company adopted ASU 2016-13 and all related amendments with a cumulative effect after-tax adjustment at December 31, 2020 of $56 million to reduce retained earnings primarily related to the Company’s commercial mortgage loans.